As filed with the Securities and Exchange Commission on July 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
727 2nd Street, #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments(+)
May 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Business Services - 11.7%
22,000	PayPal Holdings, Inc. *	$1,805,540
56,049	Reis, Inc.	1,210,658
10,000	YY, Inc. - Class A*^	1,165,300
25,975	Zillow Group, Inc. - Class C *	1,515,122
		5,696,620
	Calculating and Accounting Machines (No Electronic Computers) - 4.8%
175,000	USA Technologies, Inc. *	2,353,750
	Communications Equipment - 2.3%
193,740	I.D. Systems, Inc. *	1,108,193
	Computer Peripheral Equipment - 7.2%
94,611	Immersion Corp. *	1,435,249
203,409	Mitek Systems, Inc. *	1,759,488
400,000	Radisys Corp. *	297,480
		3,492,217
	Computer Programing and Data Processing - 20.5%
2,000	Alphabet, Inc. - Class C *	2,169,980
10,000	Facebook, Inc. - Class A *	1,917,800
5,600	Red Hat, Inc. *	909,552
30,000	Tencent Holdings Ltd. (HK)(a)	1,531,564
99,200	Twitter, Inc. *	3,442,240
		9,971,136
	Electronic Computers - 4.2%
11,000	Apple, Inc.	2,055,570
	Offices & Clinics of Doctors of Medicine - 1.4%
13,200	Teladoc, Inc. *	671,880
	Patent Owners and Lessors - 2.5%
642,096	Digital Turbine, Inc. *	1,194,298
	Personal Services - 4.8%
55,000	Yelp, Inc. - Class A *	2,356,750
	Prepackaged Software - 24.9%
128,100	Hortonworks, Inc. *	2,277,618
22,800	Instructure, Inc. *	980,400
14,056	LogMeIn, Inc.	1,516,643
13,100	Paylocity Holding Corp. *	782,725
7,000	salesforce.com, Inc. *	905,310
20,260	SINA Corp. *^	1,840,013
16,500	Tabula Rasa HealthCare, Inc. *	900,075
54,000	Twilio, Inc. - Class A *	2,914,380
		12,117,164
	Radio, Television, and Publishers' Advertising Representatives - 2.8%
89,500	Yext, Inc. *	1,377,405
	Savings Institutions, Federally Chartered - 5.9%
45,000	E*TRADE Financial Corp. *	2,850,750

	Semiconductors and Related Devices - 0.5%
7,600	CEVA, Inc. *	256,120
	State Commercial Banks - 1.8%
24,356	First Internet Bancorp	859,767
	Transportation Services - 3.0%
11,900	Expedia Group, Inc.	1,440,257
	TOTAL COMMON STOCKS (Cost $24,399,358)	47,801,877

	SHORT TERM INVESTMENT - 2.0%
	Money Market Fund - 2.0%
992,604	Fidelity Government Portfolio-Class I, 1.64% (b)	992,604
	TOTAL SHORT TERM INVESTMENT (Cost $992,604)	992,604

	TOTAL INVESTMENTS (Cost $25,391,962) - 100.3%	48,794,481
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(147,183)
	TOTAL NET ASSETS - 100.0%	$48,647,298

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(a)	Level 2 Security.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:

	Cost of investments	$25,391,962
	Gross unrealized appreciation	23,934,120
	Gross unrealized depreciation	(531,601)
	Net unrealized appreciation	$23,402,519

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2018:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$12,117,164	-		-	$12,117,164
Computer Programing and Data Processing	8,439,572	1,531,564	(a)	-	9,971,136
Business Services	5,696,620	-		-	5,696,620
Computer Peripheral Equipment	3,492,217	-		-	3,492,217
Savings Institutions, Federally Chartered	2,850,750	-		-	2,850,750
Personal Services	2,356,750	-		-	2,356,750
Calculating and Accounting Machines (No Electronic Computers)	2,353,750	-		-	2,353,750
Electronic Computers	2,055,570	-		-	2,055,570
Transportation Services	1,440,257	-		-	1,440,257
Radio, Television, and Publishers' Advertising Representatives	1,377,405	-		-	1,377,405
Patent Owners and Lessors	1,194,298	-		-	1,194,298
Communications Equipment	1,108,193	-		-	1,108,193
State Commercial Banks	859,767	-		-	859,767
Offices & Clinics of Doctors of Medicine	671,880	-		-	671,880
Semiconductors and Related Devices	256,120	-		-	256,120
Total Common Stocks	46,270,313	1,531,564		-	47,801,877

Short Term Investment
Money Market Fund	992,604	-		-	992,604

Total Investments in Securities	$47,262,917	$1,531,564		$-	$48,794,481

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Small Cap Growth Fund
Schedule of Investments(+)
May 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Apparel and Accessory Stores - 3.2%
41,500	Tilly's, Inc. - Class A	$571,040
	Bituminous Coal and Lignite Surface Mining - 2.5%
5,400	Arch Coal, Inc. - Class A	443,664
	Business Services - 2.3%
18,721	Reis, Inc.	404,374
	Chemical and Fertilizer Mineral Mining - 3.5%
11,000	Lithium Americas Corp. *^	58,520
28,200	Nexa Resources SA ^	443,304
30,000	Orocobre Ltd. *^	126,639
		628,463
	Computer Peripheral Equipment - 5.9%
32,283	Immersion Corp. *	489,733
64,000	Mitek Systems, Inc. *	553,600
		1,043,333
	Crude Petroleum and Natural Gas - 9.7%
30,000	Carrizo Oil & Gas, Inc. *	757,800
30,000	Oasis Petroleum, Inc. *	390,900
26,600	Ring Energy, Inc. *	367,346
25,925	Rosehill Resources, Inc. - Class A *	197,548
		1,713,594
	Eating Places - 5.5%
3,000	BJ's Restaurants, Inc.	168,000
14,000	Chuy's Holdings, Inc. *	412,300
36,600	El Pollo Loco Holdings, Inc. *	387,960
		968,260
	Family Clothing Stores - 2.5%
20,000	American Eagle Outfitters, Inc.	444,000
	Hotels & Motels - 0.1%
1,500	Red Lion Hotels Corp. *	16,350
	Industrial Organic Chemicals - 9.0%
106,046	Codexis, Inc. *	1,590,690
	Lumber and Other Construction Materials - 1.3%
45,800	Aspen Aerogels, Inc. *	229,916
	Medical Laboratories - 5.7%
75,867	CareDx, Inc. *	1,004,479
	Miscellaneous Business Services - 2.0%
5,600	NV5 Global, Inc. *	351,680
	Offices & Clinics of Doctors of Medicine - 1.3%
4,600	Teladoc, Inc. *	234,140
	Personal Services - 4.7%
19,250	Yelp, Inc. - Class A *	824,863

	Pharmaceutical Preparations - 9.0%
22,300	ChemoCentryx, Inc. *	289,454
12,000	Esperion Therapeutics, Inc. *	461,880
2,000	Intercept Pharmaceuticals, Inc. *	140,420
16,000	Mersana Therapeutics, Inc. *	334,880
17,575	Omeros Corp. *	358,881
		1,585,515
	Prepackaged Software - 15.3%
45,400	Hortonworks, Inc. *	807,212
7,900	Instructure, Inc. *	339,700
4,400	Paylocity Holding Corp. *	262,900
6,000	Tabula Rasa HealthCare, Inc. *	327,300
18,000	Twilio, Inc. - Class A *	971,460
		2,708,572
	Radio, Television, and Publishers' Advertising Representatives - 2.7%
31,000	Yext, Inc. *	477,090
	Savings Institutions, Not Federally Chartered - 2.6%
6,800	Entegra Financial Corp. *	193,800
16,786	First Northwest Bancorp *	273,780
		467,580
	Semiconductors and Related Devices - 0.5%
2,600	CEVA, Inc. *	87,620
	Special Industry Machinery - 2.5%
53,124	Energy Recovery, Inc. *	441,461
	State Commercial Banks - 1.5%
7,775	First Internet Bancorp	274,457
	Surgical and Medical Instruments and Apparatus - 3.6%
123,000	Alphatec Holdings, Inc. *	471,090
4,000	Intersect ENT, Inc. *	170,600
		641,690
	Water, Sewer, Pipeline, and Communications and Power Line Construction - 1.9%
7,400	MasTec, Inc. *	345,210
	TOTAL COMMON STOCKS (Cost $11,868,163)	17,498,041

	WARRANTS - 0.0%
12,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–

	SHORT TERM INVESTMENT - 1.3%
	Money Market Fund - 1.3%
226,265	Fidelity Government Portfolio-Class I, 1.64% (b)	226,265
	TOTAL SHORT TERM INVESTMENT (Cost $226,265)	226,265

	TOTAL INVESTMENTS (Cost $12,094,428) - 100.1%	17,724,306
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(8,603)
	TOTAL NET ASSETS - 100.0%	$17,715,703

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Value determined using significant unobservable inputs.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:

	Cost of investments	$12,094,428
	Gross unrealized appreciation	5,880,992
	Gross unrealized depreciation	(251,114)
	Net unrealized appreciation	$5,629,878

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Prepackaged Software	$2,708,572	$-	$-		$2,708,572
Crude Petroleum and Natural Gas	1,713,594	-	-		1,713,594
Industrial Organic Chemicals	1,590,690	-	-		1,590,690
Pharmaceutical Preparations	1,585,515	-	-		1,585,515
Computer Peripheral Equipment	1,043,333	-	-		1,043,333
Medical Laboratories	1,004,479	-	-		1,004,479
Eating Places	968,260	-	-		968,260
Personal Services	824,863	-	-		824,863
Surgical and Medical Instruments and Apparatus	641,690	-	-		641,690
Chemical and Fertilizer Mineral Mining	628,463	-	-		628,463
Apparel and Accessory Stores	571,040	-	-		571,040
Radio, Television, and Publishers' Advertising Representatives	477,090	-	-		477,090
Savings Institutions, Not Federally Chartered	467,580	-	-		467,580
Family Clothing Stores	444,000	-	-		444,000
Bituminous Coal and Lignite Surface Mining	443,664	-	-		443,664
Special Industry Machinery	441,461	-	-		441,461
Business Services	404,374	-	-		404,374
Miscellaneous Business Services	351,680	-	-		351,680
Water, Sewer, Pipeline, and Communications and Power Line Construction	345,210	-	-		345,210
State Commercial Banks	274,457	-	-		274,457
Offices and Clinics of Doctors of Medicine	234,140	-	-		234,140
Lumber and Other Construction Materials	229,916	-	-		229,916
Semiconductors and Related Devices	87,620	-	-		87,620
Hotels and Motels	16,350	-	-		16,350
Total Common Stocks	17,498,041	-	-		17,498,041

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	226,265	-	-		226,265

Total Investments in Securities	$17,724,306	$-	$-		$17,724,306

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.
*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments(+)
May 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.7%
	Advertising - 0.5%
32,428	IZEA, Inc. *	$49,615
	Apparel and Accessory Stores - 3.2%
22,500	Tilly's, Inc. - Class A	309,600
	Biological Products, (No Disgnostic Substances) - 0.9%
8,800	Krystal Biotech, Inc. *	90,552
	Bituminous Coal & Lignite Mining - 1.1%
13,000	Ramaco Resources, Inc. *	105,040
	Business Services - 2.3%
10,249	Reis, Inc.	221,378
	Calculating and Accounting Machines (No Electronic Computers) - 7.3%
52,000	USA Technologies, Inc. *	699,400
	Chemical and Fertilizer Mineral Mining - 0.7%
42,000	Advantage Lithium Corp. *^	33,600
6,000	Lithium Americas Corp. *^	31,920
		65,520
	Commercial Physical and Biological Research - 2.0%
140,000	Senomyx, Inc. *	190,400
	Communications Equipment - 3.1%
51,599	I.D. Systems, Inc. *	295,146
	Computer Communications Equipment - 3.8%
110,200	Lantronix, Inc. *	359,252
	Computer Peripheral Equipment - 9.1%
17,274	Immersion Corp. *	262,047
33,425	Mitek Systems, Inc. *	289,126
142,000	Radisys Corp. *	105,605
198,021	Top Image Systems Ltd. *^	207,922
		864,700
	Eating and Drinking Places - 1.1%
11,000	Jamba, Inc. *	109,450
	Eating Places - 6.2%
2,900	BJ's Restaurants, Inc.	162,400
7,400	Chuy's Holdings, Inc. *	217,930
20,000	El Pollo Loco Holdings, Inc. *	212,000
		592,330
	Electrical Apparatus and Equipment Wiring Supplies -1.5%
1,848	Elah Holdings, Inc. * # (a)	140,448
	Gold and Silver Ores - 0.8%
180,000	Solitario Zinc Corp. *	75,960
	Help Supply Services - 0.5%
32,000	Staffing 360 Solutions, Inc. *	49,920
	Hotels & Motels - 0.1%
1,000	Red Lion Hotels Corp. *	10,900
	Industrial Organic Chemicals - 7.5%
47,506	Codexis, Inc. *	712,590

	Lumber and Other Construction Materials - 2.7%
51,000	Aspen Aerogels, Inc. *	256,020
	Medical Laboratories - 5.7%
41,333	CareDx, Inc. *	547,249
	Medicinal Chemicals and Botanical Products - 0.9%
25,000	ChromaDex Corp. *	84,250
	Metal Mining - 0.7%
40,000	Nemaska Lithium, Inc. *^	32,308
38,000	Wealth Minerals Ltd. *^	35,073
		67,381
	Miscellaneous Business Services - 0.9%
1,300	NV5 Global, Inc. *	81,640
	Ophthalmic Goods - 1.8%
5,850	STAAR Surgical Co. *	174,038
	Patent Owners and Lessors - 3.1%
157,300	Digital Turbine, Inc. *	292,578
	Pharmaceutical Preparations - 6.9%
11,700	ChemoCentryx, Inc. *	151,866
57,389	Imprimis Pharmaceuticals, Inc. *	127,977
9,000	Mersana Therapeutics, Inc. *	188,370
9,325	Omeros Corp. *	190,417
		658,630
	Prepackaged Software - 5.1%
10,500	Hortonworks, Inc. *	186,690
3,100	Instructure, Inc. *	133,300
3,100	Tabula Rasa HealthCare, Inc. *	169,105
		489,095
	Radio, Television, and Publishers' Advertising Representatives - 2.7%
16,500	Yext, Inc. *	253,935
	Savings Institutions, Not Federally Chartered - 2.6%
3,600	Entegra Financial Corp. *	102,600
9,022	First Northwest Bancorp *	147,149
		249,749
	Semiconductors and Related Devices - 0.5%
1,340	CEVA, Inc. *	45,158
	Special Industry Machinery - 2.4%
28,000	Energy Recovery, Inc. *	232,680
	State Commercial Banks - 1.6%
4,215	First Internet Bancorp	148,789
	Surgical and Medical Instruments and Apparatus - 5.4%
63,000	Alphatec Holdings, Inc. *	241,290
81,160	iCAD, Inc. *	274,321
		515,611
	TOTAL COMMON STOCKS (Cost $6,769,555)	9,039,004

	WARRANTS - 0.0%
9,750	TearLab Corp. *(a)	–
	TOTAL WARRANTS (Cost $0)	–

	SHORT TERM INVESTMENT - 4.1%
	Money Market Fund - 4.1%
389,292	Fidelity Government Portfolio-Class I, 1.64% (b)	389,292
	TOTAL SHORT TERM INVESTMENT (Cost $389,292)	389,292

	TOTAL INVESTMENTS (Cost $7,158,847) - 98.8%	9,428,296
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	117,340
	TOTAL NET ASSETS - 100.0%	$9,545,636

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
#	A portion of the securities held by the fund are considered to be illiquid. The fair value total of the portion of all such illiquid securities is $140,448 (representing 1.5% of net assets).
(a)	Level 3 Security.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Secruities and Exchange Commision's Standard Industrial Classification (SIC) Code List.

The cost basis of investments for federal income tax purposes at May 31, 2018 was as follows*:

	Cost of investments	$7,158,847
	Gross unrealized appreciation	3,112,440
	Gross unrealized depreciation	(842,991)
	Net unrealized appreciation	$2,269,449

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at  the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Computer Peripheral Equipment	$864,700	$-	$-		$864,700
Industrial Organic Chemicals	712,590	-	-		712,590
Calculating and Accounting Machines (No Electronic Computers)	699,400	-	-		699,400
Pharmaceutical Preparations	658,630	-	-		658,630
Eating Places	592,330	-	-		592,330
Medical Laboratories	547,249	-	-		547,249
Surgical and Medical Instruments and Apparatus	515,611	-	-		515,611
Prepackaged Software	489,095	-	-		489,095
Computer Communications Equipment	359,252	-	-		359,252
Apparel and Accessory Stores	309,600	-	-		309,600
Communications Equipment	295,146	-	-		295,146
Patent Owners and Lessors	292,578	-	-		292,578
Lumber and Other Construction Materials	256,020	-	-		256,020
Radio, Television, and Publishers' Advertising Representatives	253,935	-	-		253,935
Savings Institutions, Not Federally Chartered	249,749	-	-		249,749
Special Industry Machinery	232,680	-	-		232,680
Business Services	221,378	-	-		221,378
Commercial Physical and Biological Research	190,400	-	-		190,400
Ophthalmic Goods	174,038	-	-		174,038
State Commercial Banks	148,789	-	-		148,789
Eating and Drinking Places	109,450	-	-		109,450
Bituminous Coal & Lignite Mining	105,040	-	-		105,040
Biological Products, (No Diagnostic Substances)	90,552	-	-		90,552
Medicinal Chemicals and Botanical Products	84,250	-	-		84,250
Miscellaneous Business Services	81,640	-	-		81,640
Gold and Silver Ores	75,960	-	-		75,960
Metal Mining	67,381	-	-		67,381
Chemical and Fertilizer Mineral Mining	65,520	-	-		65,520
Help Supply Services	49,920	-	-		49,920
Advertising	49,615	-	-		49,615
Semiconductors and Related Devices	45,158	-	-		45,158
Hotels and Motels	10,900	-	-		10,900
Electrical Apparatus and Equipment Wiring Supplies	-	-	140,448	*	140,448
Total Common Stocks	8,898,556	-	140,448		9,039,004

Warrants	-	-	-	(a)	-

Short Term Investment
Money Market Fund	389,292	-	-		389,292

Total Investments in Securities	$9,287,848	$-	$140,448		$9,428,296

(a) These warrants have a value of $0 due to immateriality.
*Significant unobservable inputs were used in determining the value of portfolio securities for the Jacob Micro Cap Growth Fund.

There were no significant transfers between Level 1 and Level 2 in the Fund as of May 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Jacob Micro Cap Growth Fund:

Transfers into Level 3	$140,448
Transfers out of Level 1	(140,448)
Net transfers	$-

Transfers between Level 1 and Level 3 relate to the use of significant unobservable inputs. On days when significant unobservable inputs are used, certain non-U.S. dollar denominated securities move from Level 1 to Level 3 classification. At May 31, 2018, certain Level 1 securities held by the Fund were adjusted using significant unobservable inputs resulting in a Level 3 classification. It is the Fund's policy to record transfers at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining the fair value:

Common Stocks
Balance, February 28, 2018	$-
Purchases	-
Sales	-
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	140,448
Transfers out of Level 3	-
Balance, May 31, 2018	$140,448

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of the Level 3 investment:

Financial Assets	Value at May 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges	Impact to Valuation from an Increase to Input**
Common Stock	$140,448	Valuation based on last available price of delisted security prior to the company's reorganization	Last known trading price	$76.00	Increase

** This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President/Principal Executive Officer

Date   July 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President/ Principal Executive Officer

Date   July 2, 2018

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer/Principal Financial Officer

Date   July 5, 2018